Cover	May 09, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 09, 2024
Entity Registrant Name	SELECTQUOTE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39295
Entity Tax Identification Number	94-3339273
Entity Address, Address Line Two	Suite 2511
Entity Address, Address Line One	6800 West 115th Street
Entity Address, City or Town	Overland Park
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	913
Local Phone Number	599-9225
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SLQT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001794783
Amendment Flag	false